Short-term investments and Cash and Cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Short term investments1 [abstract]
Treasury position	€ 12,000
Cash burned	€ (5,217)	€ (12,646)	€ 5,200